Discontinued Operations - Schedule of Net Income from Discontinued Operations (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
		Oct. 23, 2017	Mar. 30, 2019	Mar. 31, 2018		Mar. 25, 2017
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales			$ 0	$ 110,789		$ 224,319
Cost of sales			0	72,615		143,194
Gross profit			0	38,174		81,125
Selling, general and administrative expenses			381	30,902		61,970
Restructuring charges			0	0		211
Depreciation and amortization			0	1,674		3,170
Total operating expenses			381	32,576		65,351
Operating (loss) income			(381)	5,598		15,774
Interest and other financial costs			0	3,683		6,905
Debt extinguishment charges			0	3,415		0
(Loss) income from discontinued operations			(381)	(1,500)		8,869
Income tax expense(benefit)			0	92		(7,065)
(Loss) income from discontinued operations, net of taxes			(381)	(1,592)	[1]	15,934	[1]
Gain on disposal, net of taxes	[1]	$ 37,682		37,682
Net (loss) income from discontinued operations,			$ (381)	$ 36,090	[1]	$ 15,934	[1]
Weighted average common shares outstanding:
Basic			17,961	17,961	[1]	17,961	[1]
Diluted			17,961	18,393	[1]	18,418	[1]
Net (loss) income from discontinued operations per common share:
Basic			$ (0.02)	$ 2.01		$ 0.89
Diluted			$ (0.02)	$ 1.96		$ 0.87

[1]	Recast (refer to note 1)